Income Taxes, Unrecognized Deferred Income Tax Assets on Temporary Deductible Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	$ 39,962	$ 43,796
Temporary Deductible Differences [Member]
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	241	1,435
Losses Carried Forward [Member]
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	$ 39,721	$ 42,361